Note 2 - Allowance for Credit Losses: Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans (Tables)	9 Months Ended
Sep. 30, 2021
Tables/Schedules
Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans

Payment Performance - Net Balance by Origination Year
	2021(1)	2020	2019	2018	2017	Prior	Total Principal Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$90,286	$22,408	$3,193	$377	$43	$-	$116,307
Nonperforming	2,782	1,456	122	33	1	-	4,394
	$93,068	$23,864	$3,315	$410	$44	$-	$120,701
Premier Loans:
Performing	$57,418	$28,731	$10,049	$2,818	$378	$-	$99,394
Nonperforming	752	882	372	70	4	-	2,080
	$58,170	$29,613	10,421	$2,888	$382	$-	$101,474
Other Consumer Loans:
Performing	$396,441	$140,221	$35,085	$8,980	$1,602	$277	$582,606
Nonperforming	11,321	8,682	2,307	821	119	23	23,273
	$407,762	$148,903	$37,392	$9,801	$1,721	$300	$605,879
Real Estate Loans:
Performing	$14,513	$8,388	$7,418	$5,441	$3,029	$3,495	$42,284
Nonperforming	76	343	326	219	50	298	1,312
	$14,589	$8,731	$7,744	$5,660	$3,079	$3,793	$43,596
Sales Finance Contracts:
Performing	$48,944	$43,413	$11,524	$2,707	$310	$47	$106,945
Nonperforming	623	1,771	557	245	14	4	3,214
	$49,567	$45,184	12,081	$2,952	$324	$51	$110,159